Loans and Allowance for Credit Losses - Schedule of Portfolio Quality Indicators (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total gross loans
Total	$ 490,971	$ 483,236
Current period gross charge-offs
Total	360	138
Commercial and Industrial
Total gross loans
Year 1	42,028	51,093
Year 2	48,851	50,473
Year 3	44,800	62,853
Year 4	45,194	50,763
Year 5	41,560	32,579
Prior	85,556	65,047
Revolving Loans Amortized Cost Basis	83,479	71,293
Total	390,468	383,153
Current period gross charge-offs
Current period gross charge-offs, year 1		138
Current period gross charge-offs, year 2	127
Total	127	138
Commercial and Industrial
Total gross loans
Year 1	22,474	21,847
Year 2	17,993	14,752
Year 3	11,513	13,067
Year 4	8,082	14,042
Year 5	10,099	6,017
Prior	8,480	5,459
Revolving Loans Amortized Cost Basis	20,154	16,152
Total	98,795	91,294
Current period gross charge-offs
Current period gross charge-offs, year 2	127
Total	127	0
Commercial Real Estate
Total gross loans
Year 1	19,554	29,246
Year 2	30,858	35,721
Year 3	33,287	48,811
Year 4	37,112	36,721
Year 5	31,461	26,562
Prior	76,076	59,657
Revolving Loans Amortized Cost Basis	63,325	55,141
Total	291,673	291,859
Current period gross charge-offs
Total	0	0
Residential Real Estate and Consumer, Total
Total gross loans
Year 1	14,099	14,520
Year 2	11,918	19,693
Year 3	17,710	17,017
Year 4	15,540	19,970
Year 5	17,691	6,072
Prior	23,169	24,440
Revolving Loans Amortized Cost Basis	376	371
Total	100,503	100,083
Current period gross charge-offs
Current period gross charge-offs, year 1	144
Current period gross charge-offs, year 2	72
Prior	17
Total	233
Residential Real Estate and Consumer, Total | Performing
Total gross loans
Year 1	14,099	14,520
Year 2	11,896	19,693
Year 3	17,710	17,017
Year 4	15,523	19,932
Year 5	17,691	6,072
Prior	22,900	21,999
Revolving Loans Amortized Cost Basis	376	371
Total	100,180	99,604
Residential Real Estate and Consumer, Total | Nonperforming
Total gross loans
Year 2	22
Year 4	17	38
Year 5	15
Prior	269	441
Total	323	479
Residential
Total gross loans
Year 1	9,480	12,036
Year 2	10,491	18,297
Year 3	16,912	16,343
Year 4	15,191	19,514
Year 5	17,401	5,687
Prior	22,262	21,487
Total	91,737	93,364
Current period gross charge-offs
Prior	17
Total	17
Residential | Performing
Total gross loans
Year 1	9,480	12,036
Year 2	10,469	18,297
Year 3	16,912	16,343
Year 4	15,174	19,476
Year 5	17,401	5,687
Prior	21,993	21,046
Total	91,429	92,885
Residential | Nonperforming
Total gross loans
Year 2	22
Year 4	17	38
Prior	269	441
Total	308	479
Consumer
Total gross loans
Year 1	4,619	2,484
Year 2	1,427	1,396
Year 3	798	674
Year 4	349	456
Year 5	290	385
Prior	907	953
Revolving Loans Amortized Cost Basis	376	371
Total	8,766	6,719
Current period gross charge-offs
Current period gross charge-offs, year 1	144	138
Current period gross charge-offs, year 2	72
Total	216	138
Consumer | Performing
Total gross loans
Year 1	4,619	2,484
Year 2	1,427	1,396
Year 3	798	674
Year 4	349	456
Year 5	275	385
Prior	907	953
Revolving Loans Amortized Cost Basis	376	371
Total	8,751	6,719
Consumer | Nonperforming
Total gross loans
Year 5	15
Total	15
Pass | Commercial and Industrial
Total gross loans
Year 1	42,028	51,093
Year 2	48,851	50,444
Year 3	44,459	61,636
Year 4	44,952	48,713
Year 5	41,560	32,579
Prior	76,574	62,733
Revolving Loans Amortized Cost Basis	76,164	70,160
Total	374,588	377,358
Pass | Commercial and Industrial
Total gross loans
Year 1	22,474	21,847
Year 2	17,993	14,723
Year 3	11,487	13,067
Year 4	8,082	14,042
Year 5	10,099	6,017
Prior	8,295	5,292
Revolving Loans Amortized Cost Basis	19,068	15,019
Total	97,498	90,007
Pass | Commercial Real Estate
Total gross loans
Year 1	19,554	29,246
Year 2	30,858	35,721
Year 3	32,972	48,569
Year 4	36,870	34,671
Year 5	31,461	26,562
Prior	68,279	57,441
Revolving Loans Amortized Cost Basis	57,096	55,141
Total	277,090	287,351
Special Mention | Commercial and Industrial
Total gross loans
Year 2		26
Year 3	341	242
Year 4	242	2,050
Prior	7,966	2,249
Revolving Loans Amortized Cost Basis	7,315	1,133
Total	15,864	5,700
Special Mention | Commercial and Industrial
Total gross loans
Year 2		26
Year 3	26
Prior	185	128
Revolving Loans Amortized Cost Basis	1,086	1,133
Total	1,297	1,287
Special Mention | Commercial Real Estate
Total gross loans
Year 3	315	242
Year 4	242	2,050
Prior	7,781	2,121
Revolving Loans Amortized Cost Basis	6,229
Total	14,567	4,413
Substandard | Commercial and Industrial
Total gross loans
Prior	16	95
Total	16	95
Substandard | Commercial Real Estate
Total gross loans
Prior	16	95
Total	$ 16	$ 95